Employee Benefit Plan	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan
Employee Benefit Plan

14. Employee Benefit Plan

        The Company has a defined contribution retirement plan (the "Plan") available to all full-time employees under Section 401(k) of the U.S. Internal Revenue Code. Employees may elect to defer a percentage of their annual compensation up to amounts prescribed by law. Prior to March 2009, the Company made a matching contribution to the Plan consisting of an amount equal to 80% of the first 5% of the participant's deferred compensation. Subsequent to March 2009, the Company has not made matching contributions to the Plan. The Company contributed $18,000, $0, and $0 to the Plan during the years ended December 31, 2009, 2010, and 2011, respectively.